Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability			$ 11,675,815	$ 13,161,838
Borrowings			182,781,617	187,014,715	$ 98,537,136	$ 94,327,926
Derivative financial instruments	$ 9,306,741	$ 7,364,829	5,422,917
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability			11,675,815	13,161,838
Borrowings
Derivative financial instruments
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability
Borrowings			182,781,617	187,014,715
Derivative financial instruments	9,306,741	7,364,829	5,422,917
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative warrant liability
Borrowings
Derivative financial instruments